UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Axial Capital Management LLC

Address:    101 Park Avenue, 48th Floor
            New York, New York  10178

13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Eliav Assouline
Title:      Managing Member
Phone:      (212) 984-2100

Signature, Place and Date of Signing:


/s/ Eliav Assouline                 New York, New York         August 16, 2010
--------------------              ------------------------    ----------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:   $375,732
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   28-11700                Axial Capital, LP

(2)   28-13254                Axial Capital Institutional, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6       COL 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION      MNGRS  SOLE SHARED    NONE
--------------                --------------     -----      -------  -------   --- ----  ----------      -----  ---- ------    ----
AMEDISYS INC                  COM               023436108   6,202      141,018 SH        SHARED/DEFINED  1,2    0      141,018  0
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109   7,621      317,403 SH        SHARED/DEFINED  1,2    0      317,403  0
COMCAST CORP NEW              CL A SPL          20030N200  48,221    2,934,961 SH        SHARED/DEFINED  1,2    0    2,934,961  0
COVANTA HLDG CORP             COM               22282E102  49,390    2,977,100 SH        SHARED/DEFINED  1,2    0    2,977,100  0
ELECTRONIC ARTS INC           COM               285512109  11,189      777,048 SH        SHARED/DEFINED  1,2    0      777,048  0
GOOGLE INC                    CL A              38259P508  15,728       35,347 SH        SHARED/DEFINED  1,2    0       35,347  0
ISHARES TR INDEX              DJ US REAL EST    464287739  58,867    1,246,913 SH        SHARED/DEFINED  1,2    0    1,246,913  0
ITT EDUCATIONAL SERVICES INC  COM               45068B109   9,879      119,000 SH  PUT   SHARED/DEFINED  1,2    0      119,000  0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105  34,597    2,705,035 SH        SHARED/DEFINED  1,2    0    2,705,035  0
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100   7,453      143,435 SH        SHARED/DEFINED  1,2    0      143,435  0
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589     430       15,762 SH        SHARED/DEFINED  1,2    0       15,762  0
PRIMERICA INC                 COM               74164M108  13,735      640,616 SH        SHARED/DEFINED  1,2    0      640,616  0
QLT INC                       COM               746927102  34,014    5,915,429 SH        SHARED/DEFINED  1,2    0    5,915,429  0
QUALCOMM INC                  COM               747525103  18,855      574,134 SH        SHARED/DEFINED  1,2    0      574,134  0
SPDR DOW JONES INDL AVRG ETF  UT SER 1          78467X109  11,713      119,854 SH        SHARED/DEFINED  1,2    0      119,854  0
SPDR GOLD TRUST               GOLD SHS          78463V107  33,246      273,227 SH        SHARED/DEFINED  1,2    0      273,227  0
SPDR S&P 500 ETF TR           UNIT SER 1 S&P    78462F103  14,592      141,368 SH        SHARED/DEFINED  1,2    0      141,368  0

SK 21635 0002 1120848